Condensed Statements of Operations	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 299,873
Administrative expenses - related party	50,000
Loss from operations	(349,873)
Interest income from Trust Account	209,593
Net loss	(140,280)
Common Class A
Net loss	$ 210,000
Basic and diluted weighted average shares outstanding | shares	41,400,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares	$ 0.01
Common Class B
Net loss	$ (350,000)
Basic and diluted weighted average shares outstanding | shares	10,350,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares	$ (0.03)